      UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:     811-8255

Exact name of registrant
    as specified in charter:            The World Funds, Inc.

Address of principal
    executive offices:                  8730 Stony Point Parkway
                                        Suite 205
                                        Richmond, VA 23235

Name and address
    of agent for service:               Jones & Keller, P.C.
                                        1999 Broadway, Suite 3150
                                        Denver, CO. 80202

Registrant's telephone number,
         including area code:           (800) 527-9525

Date of fiscal year end:                August 31

Date of reporting period:               August 31, 2011

Item #1.  Reports to Stockholders.

 INDEX

Third Millennium Russia Fund

Annual Report to Shareholders

THIRD MILLENNIUM RUSSIA FUND

A series of
The World Funds, Inc.
A “Series” Investment Company

For the Year Ended
August 31, 2011

      Annual Letter to Shareholders

          THIRD MILLENNIUM RUSSIA FUND

                         For the Year Ended August 31, 2011

Fund Performance. Your Fund increased in value 9% for the fiscal year ended August 31, 2011. That said, this has been an unusually volatile year, even for the Russian stock market. Given the rush among US investors from equities in general and emerging markets in particular, the strategies of portfolio managers based upon company fundamentals and Russia’s macroeconomics are swimming against a tsunami of global concerns.  Still, we are hopeful that the Russian market will enjoy a year-end rally which has occurred many times in the recent past.

Russian Economy, upcoming elections and the Stock Market. In one of many recent down weeks in markets worldwide, the US market dropped 6%, Europe 11% and Russia 16%.  As a result, though, Russia today remains one of the cheapest markets in the EM space, based upon a 12-month forward- looking P/E of  only 5.

Recently the ruble has depreciated, accounting for some of this underperformance, but this may well be reversed in the near future as we get through the election cycle. High ruble liquidity is anticipated due to fiscal outlays as we go through an election year (national Duma legislative elections in December 2011 and Presidential elections in March 2012). There are four political parties, and voters are free to choose among candidates from any of them, but Putin’s appears the overwhelming favorite inasmuch as the middle class continues to grow and his Government has brought about strong fiscal and monetary results.

Russia’s macro economic track record has been strong. Inflation continues at lower levels and the budget deficit is a small percentage of GDP. Growth this year is expected to come in at 4% (also, in 2012 at 4%), down from the earlier heady days of 6%+.

To remind: a significant portion of ongoing inflation is structural in that Russia is committed to bringing previously subsidized costs to the population, for example, in electricity, automobile fuel and home heating, up to world market levels – good news for investors in the oil, gas and utilities sectors, but not helpful in the fight against inflation.

Sectors and Companies. The oil & gas sector showed generally positive results. Our holding in TNK-BP increased in value 46%.  Oil stocks reflect oil prices and with industrial production worldwide in a weak recovery mode, have generally not recently been favored by investors. Lukoil was up 12%, Tatneft 14% and Rosneft 20%. In the gas sector, Gazprom increased 19% and Novatek, a better managed privately held firm, a spectacular 61%. On the other hand, steel has been uneven, with Novolipetsk down 10% and Mechel down 20% while Severstal increased 24%. Consumer stocks have not performed as in the past despite good margins and solid spending from a public with substantial disposable income: Magnit was up 5% but X5 declined 12%. The pharma and liquor stocks performed poorly. Our fertilizer holding, Uralkaly, was up a spectacular 98%, but, while their businesses have performed well, we have yet to make a return on our internet holdings, Yandex and Mail.ru. Our financial holding, Sberbank, increased in value 13%.

Recent Developments. I was in Moscow for the “historic” moment when, at the political convention of United Russia, President Dmitry Medvedev announced that Vladimir Putin would stand for election as Russia’s next President when elections occur next March. Putin then took the podium and announced that Medvedev would be asked to form the next Cabinet after this December’s elections for the State Duma, Russia’s national legislature, as Prime Minister, Putin’s present job. (He would have to resign as President to assume such role or Putin could hold over until March.).

On that day, I was still in Moscow from a week of meetings with leading oil & gas companies, including a visit to Lukoil’s largest refinery in Nizhny Novgorod,  and the reaction to these announcements was “as expected”.  Certainly this tandem in leadership was been very effective for Russia’s economic growth and these announcements remove uncertainty as to future economic policy since it is widely assumed that Putin will win. The one clearly negative development was that Alexey Kudrin, who resigned, will not be on that winning team. He has done a superb job as Russia’s Finance Minister during the past decade.

As bad as the recent performance in the Russian stock market is, markets are down more in India, China and Brazil, the other BRIC countries. As already mentioned, the stock picking strategies of portfolio managers based upon company and country macro fundamentals have been overwhelmed by global macroeconomic concerns.

As to your portfolio, these company visits caused us to focus on the serious under-valuing of Russian oil & gas names relative to their international peers, more so than other sectors’ stocks which are more in line -- so we rebalanced accordingly.

Thank you for your continuing support and patience.

John Connor, Portfolio Manager

Important Disclosure Statements
The Fund's prospectus contains important information about the Fund's investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing.  The Fund's past performance does not guarantee future results.  The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund's prospectus by calling 1-800-527-9525.   Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-527-9525.

Information provided with respect to the Fund's Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of August 31, 2011 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of September 29, 2011 and may change at any time.  Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information.  Nothing presented in this document may be construed as an offer to purchase or sell any security.

Index Definition
The RTS Index is a capitalization-weighted index that is calculated in U.S. dollars.  The index tracks the performance of Russia’s most active stocks traded on the RTS.

COMPARISON OF $10,000 INVESTMENT IN
THIRD MILLENNIUM RUSSIA FUND CLASS A VS.
THE RTS INDEX
Thousands
$500
$450
$400
$350
$300
$250
$200
$150
$100
$50
$0
$413,375
$88,762
10/1/98
8/31/99
8/31/00
8/31/01
8/31/02
8/31/03
8/31/04
8/31/05
8/31/06
8/31/07
8/31/08
8/31/09
8/31/10
8/31/11
Past performance is not predictive of future
THIRD MILLENNIUM RUSSIA FUND
THE RTS INDEX

	Class A Shares
		Average Annual Return
	Total Return One Year Ended 8/31/2011
		Five Years Ended 8/31/2011	Ten Years Ended 8/31/2011	Since Inception 10/01/1998 to 08/31/2011

Third Millennium Russia Fund	8.84%	-4.30%	12.64%	18.41%
RTS Index	19.78%	0.88%	21.64%	33.37%

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
The RTS Index is a capitalization-weighted index that is calculated in U.S. dollars. The index tracks the performance of Russia's most active stocks traded on the RTS.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

COMPARISON OF $10,000 INVESTMENT IN THIRD MILLENNIUM RUSSIA FUND CLASS C VS. THE RTS INDEX
$40
$30
$20
$10
$0
Thousands
$31,036
$17,211
12/05/03
8/31/04
8/31/05
8/31/06
8/31/07
8/31/08
8/31/09
8/31/10
8/31/11
Past performance is not predictive of future
THIRD MILLENNIUM RUSSIA FUND
THE RTS INDEX

		Class C Shares
			Average Annual Return
		Total Return One Year Ended 8/31/2011	Five Years Ended 8/31/2011	Since Inception 12/03/2003 to 08/31/2011

	Third Millennium Russia Fund	8.06%	-3.91%	7.26%
	RTS Index	19.78%	0.88%	15.73%

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The RTS Index is a capitalization-weighted index that is calculated in U.S. dollars. The index tracks the performance of Russia's most active stocks traded on the RTS.
The RTS Index is a capitalization-weighted index that is calculated in U.S. dollars. The index tracks the performance of Russia's most active stocks traded on the RTS.
(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

COMPARISON OF $10,000 INVESTMENT IN
THIRD MILLENNIUM RUSSIA FUND CLASS I VS. THE RTS
INDEX
$35
$30
$25
$20
$15
$10
$5
$0
Thousands
$27,856
$20,341
1/30/04
8/31/04
8/31/05
8/31/06
8/31/07
8/31/08
8/31/2009
8/31/10
8/31/11
Past performance is not predictive of future performance.
THIRD MILLENNIUM RUSSIA FUND
THE RTS INDEX

	Class I Shares
		Average Annual Return
	Total Return
	One Year	Five Years	Since Inception
	Ended 8/31/2011	Ended 8/31/2011	01/30/2004 to 08/31/2011

Third Millennium Russia Fund	9.10%	-2.94%	9.80%
RTS Index	19.78%	0.88%	14.45%

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The RTS Index is a capitalization-weighted index that is calculated in U.S. dollars. The index tracks the performance of Russia's most active stocks traded on the RTS.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

THIRD MILLENNIUM RUSSIA FUND
PORTFOLIO HOLDINGS, BY INDUSTRY SECTOR, AS
PERCENTAGE OF NET ASSETS
AS OF AUGUST 31, 2011
Percentage of Net Assets
20%
16%
12%
8%
4%
0%
Agriculture/Chemicals
Consumer
Financial
Gas Distribution
Information Technology
Manufacturing
Natural Resources
Oil Distribution
Oil Production
Pharmaceutical
Steel
Telecommunications
Transportation
Fixed Income
Industry Sector

THIRD MILLENNUIM RUSSIA FUND SCHEDULE OF INVESTMENTS August 31, 2011
Number of Shares	Security Description	% of Net Assets	Fair Value

	COMMON STOCK	96.26%

	AGRICULTURE/CHEMICALS	8.66%
49,855	Phosagro OAO GDR*		$ 595,767
2,807	Rusgrain Holding*		596,487
40,000	Uralkaliy		2,020,000
			3,212,254
	CONSUMER	16.12%
15,000	Central European Distr*		105,600
32,000	DIXY Group*		344,000
14,418	DIXY Group OJSC*		154,993
80,000	Magnit OJSC Spon GDR		1,904,000
38,600	MHP SA GDR*		528,820
66,000	Mriya Agro Holding GDR*		524,845
23,567	Synergy Ord*		843,699
15,000,000	Unimilk OJSC Board*		311,250
35,000	X-5 Retail Group REG S* GDR		1,265,600
			5,982,807
	FINANCIAL	4.77%
150,000	Sberbank RF		1,770,000

	GAS DISTRIBUTION	12.65%
162,000	Gazprom OAO Spon ADR		1,968,300
20,000	Novatek OAO Spon GDR		2,726,000
			4,694,300
	INFORMATION TECHNOLOGY	7.20%
53,282	Data Art (1)		519,500
34,000	Mail.RU Group Ltd GDR		1,223,320
30,000	Yandex *		929,100
			2,671,920
Number of Shares	Security Description	% of Net Assets	Fair Value
	MANUFACTURING	0.87%
11,160	Motor Sich GDR		$ 322,310

	NATURAL RESOURCES	5.51%
81,500	JSC MMC Norilsk ADR		2,046,465

	OIL DISTRIBUTION	12.22%
7,776	A U Energy (1)		2,370,732
720	A U Energy Warrant Expires 12/31/11 (1)		-
300	A U Energy Warrant Expires 03/31/12 (1)		-
110,000	Rosneft Oil GDR		869,550
38,000	Tatneft Spon ADR		1,293,140
			4,533,422
	OIL PRODUCTION	7.55%
90,000	Dragon Oil PLC		742,904
1,000	Lukoil Oil Co. ADR		59,700
720,570	TNK BP Holding ORD		1,999,582
			2,802,186
	PHARMACEUTICAL	4.41%
31,500	Pharmstandard Regs GDR*		632,005
385,000	Protek*		288,750
22,000	Veropharm		713,900
			1,634,655
	STEEL	12.68%
75,000	Ferrexpo PLC		459,527
50,000	Mechel Steel Group		943,000
55,000	Novolipetsk Steel GDR 144A		1,682,450
100,000	Severstal GDR		1,557,000
5,000	TMK - GDR		63,350
			4,705,327
	TELECOMMUNICATIONS	3.19%
30,000	Rostelecom Long Distance		1,183,500
Number of Shares	Security Description	% of Net Assets	Fair Value

	TRANSPORTATION	0.43%
10,000	Globaltrans Spons GDR		$ 160,000

	TOTAL COMMON STOCKS (Cost: $33,432,210)		35,719,146

	FIXED INCOME	1.15%
125,000	A U Energy Loan 7% 3/15/12 (1)		125,000
300,000	A U Energy Loan 7% 12/31/49 (1)		300,000
	TOTAL FIXED INCOME (Cost: $425,000)		425,000

	TOTAL INVESTMENTS (Cost: $33,857,210)	97.41%	36,144,146
	Other assets, net	2.59%	962,682
	NET ASSSETS	100.00%	$37,106,828

*Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet).

(1) - Restricted security and affiliated issuer.  The aggregate value of such securities is 9.17% of total market value of investments and they have been fair valued under procedures established by the Fund's Board of Directors.

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.
GDR - Security represented is held by the custodian bank in the form of Global Depositary Receipts.

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND STATEMENT OF ASSETS AND LIABILITIES August 31, 2011

ASSETS
Investments in unaffiliated issuers at fair value (identified cost of $30,343,856) (Note 1)	$ 32,828,914
Investments in affiliated issuers at fair value (identified cost of $3,513,354)	3,315,232
Cash and cash equivalents	512,840
Receivable for capital stock sold	209,102
Dividends receivable	313,774
Interest receivable	22,013
Prepaid expenses	20,090
TOTAL ASSETS	37,221,965
LIABILITIES
Payable for capital stock redeemed	7,689
Accrued investment management fees	40,092
Accrued 12b-1 fees	19,490
Accrued administration and transfer agent fees	6,566
Accrued professional fees	5,000
Accrued custodian fees	26,100
Other accrued expenses	10,200
TOTAL LIABILITIES	115,137
NET ASSETS	$ 37,106,828
Net Assets Consist of :
Paid-in-capital applicable to 1,744,955 $0.01 par value shares ofbeneficial interest outstanding	$ 55,721,721
Accumulated net realized gain (loss) on investments and foreigncurrency transactions	(20,910,908)
Net unrealized appreciation (depreciation) of investments andforeign currency	2,296,015
Net Assets	$ 37,106,828

NET ASSET VALUE PER SHARE
Class A ($23,624,596 / 1,129,108 shares outstanding; 20,000,000authorized)	$ 20.92

MAXIMUM OFFERING PRICE PER SHARE ($20.92 X 100/94.25)	$ 22.20
Class C ($1,344,633 / 71,615 shares outstanding; 15,000,000authorized)	$ 18.78

Class I ($12,137,599 / 544,232 shares outstanding; 15,000,000authorized)	$ 22.30

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND STATEMENT OF OPERATIONS Year ended August 31, 2011
INVESTMENT INCOME
Dividend (net of foreign tax withheld of $206,170)	$ 929,396
Interest from affiliated issuers	23,551
Total investment income	952,947
EXPENSES
Investment management fees (Note 2)	878,638
Rule 12b-1and servicing fees (Note 2)
Class A	79,850
Class C	16,742
Recordkeeping and administrative services (Note 2)	114,049
Accounting fees	35,211
Custody fees	90,305
Transfer agent fees (Note 2)	112,795
Professional fees	37,350
Filing and registration fees (Note 2)	35,000
Directors fees	10,800
Compliance fees	17,190
Shareholder services and reports (Note 2)	11,305
Other	50,262
Total expenses	1,489,497
Management fee waivers (Note 2)	(137,707)
Net Expenses	1,351,790
Net investment income (loss)	(398,843)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES AND RELATED TRANSACTIONS
Net realized gain (loss) on investments	10,027,787
Net realized gain (loss) on foreign currency transactions	223
Net increase (decrease) in unrealized appreciation(depreciation) of investments and foreign currencies
(3,632,627)
Net realized and unrealized gain (loss) on investments andforeign currencies and related transactions
6,395,383
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 5,996,540

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND STATEMENT OF CHANGES IN NET ASSETS
	Year ended August 31, 2011	Year ended August 31, 2010
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$ (398,843)	$ (653,218)
Net realized gain (loss) oninvestments and foreign currencytransactions	10,028,010	(1,764,766)
Net increase (decrease) in unrealizedappreciation (depreciation) ofinvestments and foreigncurrencies	(3,632,627)	16,172,245
Increase (decrease) in net assetsfrom operations	5,996,540	13,754,261

DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain
Class A	-	(279,298)
Class C	-	(15,227)
Class I	-	(163,458)
Decrease in net assets fromdistributions	-	(457,983)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Class A	5,471,542	14,502,424
Class C	113,881	266,284
Class I	3,385,324	6,390,503
Distributions reinvested
Class A	-	272,918
Class C	-	14,289
Class I	-	97,327
Shares redeemed
Class A	14,999,828)	(22,107,731)
Class C	(571,501)	(554,177)
Class I	(11,055,132)	(12,501,368)
Increase (decrease) in net assetsfrom capital stock transactions	(17,655,714)	(13,619,531)

NET ASSETS
Increase (decrease) during year	(11,659,174)	(323,253)
Beginning of year	48,766,002	49,089,255
End of year (including accumulated net investment income (loss) of $ - and $(13,934), respectively)	$ 37,106,828	$ 48,766,002

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
	Class A Shares
	Years ended August 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$19.22	$15.29	$47.18	$57.62	$56.35
Investment activities
Net investment income (loss)(1)	(0.20)	(0.23)	(0.05)	(0.58)	(0.31)
Net realized and unrealized gain (loss) on Investments and foreign currency transactions	1.90	4.31	(25.55)	(0.51)	10.45
Total from investment activities	1.70	4.08	(25.60)	(1.09)	10.14
Distributions
Net investment income	-	-	-	-	-
Net realized gain	-	(0.15)	(6.29)	(9.36)	(8.87)
Total distributions	-	(0.15)	(6.29)	(9.36)	(8.87)
Paid in capital from redemption fees	-	-	-	0.01	-
Net asset value, end of period	$20.92	$19.22	$15.29	$47.18	$57.62
Total Return	8.84%	26.66%	(45.56%)	(4.86%)	19.24%
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses	2.75%	2.75%	2.75%	2.75%	2.86%	(C)
Expenses, net (B)	2.75%	2.75%	2.75%	2.75%	2.75%
Net investment income (loss)	(0.85%)	(1.20%)	(0.33%)	(0.98%)	(0.55%)
Portfolio turnover rate	54.05%	93.41%	53.64%	47.77%	46.52%
Net assets, end of year (000's)	$23,624	$29,868	$29,270	$78,375	$92,282
(A)   Management fee waivers and reimbursements of expenses reduced the expense ratio and increased net investment income ratio by 0.27% for the year ended August 31, 2011, 0.46% for the year ended August 31, 2010; 0.55% for the year ended August 31, 2009; 0.11% for the year ended August 31, 2008 and 0.06% for the year ended August 31, 2007.

(B) Expense ratio - net reflects the effect of the management fee waivers and custodian fee credits the Fund received.
(C) Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers.
(1) Per share amounts calculated using the average number of shares outstanding.
See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
	Class C Shares
	Years ended August 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$17.38	$13.93	$45.07	$55.88	$55.15
Investment activities
Net investment income (loss)(1)	(0.33)	(0.34)	(0.16)	(0.98)	(0.79)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.73	3.94	(24.69)	(0.47)	10.39
Total from investment activities	1.40	3.60	(24.85)	(1.45)	9.60
Distributions
Net investment income	-	-	-	-	-
Net realized gain	-	(0.15)	(6.29)	(9.36)	(8.87)
Total distributions	-	(0.15)	(6.29)	(9.36)	(8.87)

Net asset value, end of period	$18.78	$17.38	$13.93	$45.07	$55.88

Total Return	8.06%	25.82%	(46.07%)	(5.75%)	18.56%
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses	3.50%	3.50%	3.50%	3.50%	3.61%	(C)
Expenses, net (B)	3.50%	3.50%	3.50%	3.50%	3.50%
Net investment loss	(1.60%)	(1.95%)	(1.11%)	(1.73%)	(1.30%)
Portfolio turnover rate	54.05%	93.41%	53.64%	47.77%	46.52%
Net assets, end of period (000's)	$1,345	$1,624	$1,531	$4,164	$2,664

(A)   Management fee waivers and reimbursements of expenses reduced the expense ratio and increased net investment income ratio by 0.27% for the year ended August 31, 2011, 0.46% for the year ended August 31, 2010; 0.55% for the year ended August 31, 2009; 0.11% for the year ended August 31, 2008 and 0.06% for the year ended August 31, 2007.

(B) Expense ratio - net reflects the effect of the management fee waivers and custodian fee credits the Fund received.
(C) Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers.
(1) Per share amounts calculated using the average number of shares outstanding.
See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
	Class I Shares
	Years ended August 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$20.44	$16.25	$48.85	$59.03	$57.50
Investment activities
Net investment income (loss)(1)	(0.15)	(0.20)	0.05	(0.44)	(0.22)
Net realized and unrealized gain (loss) on investments andforeign currency transactions	2.01	4.54	(26.36)	(0.38)	10.62
Total from investment activities	1.86	4.34	(26.31)	(0.82)	10.40
Distributions
Net investment income	-	-	-	-	-
Net realized gain	-	(0.15)	(6.29)	(9.36)	(8.87)
Total distributions	-	(0.15)	(6.29)	(9.36)	8.87)

Net asset value, end of period	$22.30	$20.44	$16.25	$48.85	$59.03
Total Return	9.10%	26.69%	(45.46%)	(4.21%)	19.31%
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses	2.50%	2.50%	2.50%	2.50%	2.61%	(C)
Expenses, net (B)	2.50%	2.50%	2.50%	2.50%	2.50%
Net investment loss	(0.60%)	(0.95%)	0.35%	(0.73%)	(0.30%)
Portfolio turnover rate	54.05%	93.41%	53.64%	47.77%	46.52%
Net assets, end of period (000's)	$12,138	$17,274	$18,288	$20,469	$2,616

(A)   Management fee waivers and reimbursements of expenses reduced the expense ratio and increased net investment income ratio by 0.27% for the year ended August 31, 2011, 0.46% for the year ended August 31, 2010; 0.55% for the year ended August 31, 2009; 0.11% for the year ended August 31, 2008 and 0.06% for the year ended August 31, 2007.

(B) Expense ratio - net reflects the effect of the management fee waivers and custodian fee credits the Fund received.
(C) Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers.
(1) Per share amounts calculated using the average number of shares outstanding.
See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2010

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The Third Millennium Russia Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company.  The Fund was established in June, 1998 as a series of TWF which has allocated to the Fund 50,000,000 (Class A: 20,000,000; Class C: 15,000,000; Class I: 15,000,000) of its 1,500,000,000 shares of $.01 par value common stock.  Initial outside investors purchased Class A shares of the Fund on June 29, 1998.  However, investment operations of the Fund did not commence for Class A shares until October 1, 1998.  Commencement of operations for Class C shares was December 3, 2003 and January 30, 2004 for Class I shares.  The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The investment objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities (which includes securities convertible into equity securities, such as warrants, convertible bonds, debentures or convertible preferred stock).

Security Valuation

The Fund’s securities are valued at current market prices.  Investments in securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date.  In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Directors.  Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost.  Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation.  Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Directors of the  Fund.  Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value.  Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate.  Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value.  Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated in U.S. dollars at the current exchange rate. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE.  The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as:  (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to The Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with GAAP, “Fair Value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment.  Various inputs are used in determining the value of a Fund’s investments.  GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes.  Level 1 includes quoted prices in active markets for identical securities.  Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2011:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks
Agriculture/Chemicals	$ 2,615,767	$ 596,487	$ -	$3,212,254
Consumer	4,672,865	1,309,942	-	5,982,807
Financial	1,770,000	-	-	1,770,000
Gas Distribution	4,694,300	-	-	4,694,300
Information Technology	2,152,420	-	519,500	2,671,920
Manufacturing	322,310	-	-	322,310
Natural Resources	2,046,465	-	-	2,046,465
Oil Distribution	2,162,690	-	2,370,732	4,533,422
Oil Production	2,802,186	-	-	2,802,186
Pharmaceutical	632,005	1,002,650	-	1,634,655
Steel	4,705,327	-	-	4,705,327
Telecommunications	1,183,500	-	-	1,183,500
Transportation	160,000	-	-	160,000
	29,919,835	2,909,079	2,890,232	35,719,146
Fixed Income	-	-	425,000	425,000
	$29,919,835	$2,909,079	$3,315,232	$36,144,146

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

During the year ended August 31, 2011, there were transfers from Level 1 to Level 2 of $1,440,187 and transfers from Level 2 to Level 1 of $1,829,700.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment in Securities

Balance at 08/31/10                                                                                     $3,758,204
Total realized gain (loss)                -
Change in unrealized appreciation/depreciation   (867,972)
Cost of purchases                                                                                         425,000
Proceeds from sales                                                                                                     -
Transfer into Level 3                                                                                                     -
Transfer out of Level 3                                                                                                     -
Balance at 8/31/11                                                                                     $3,315,232

Security Transactions and Income.

 Security transactions are accounted for on the trade date.  The cost of securities sold is generally determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

 In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

The Fund recognizes tax benefits on certain tax positions only where the position is “more likely than not” to be sustained assuming investigation from tax authorities.  Management has reviewed the Fund’s tax positions for each of the open tax years (2008-2010) or expected to be taken in the Fund’s 2011 tax returns.  The Fund has identified its major tax jurisdiction to be U.S. tax authorities.  The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended August 31, 2011, the Fund decreased accumulated net investment loss by $412,777, increased undistributed realized loss by $223 and decreased paid-in-capital by $412,554.

Class Net Asset Values and Expenses

 All income,  expenses not attributable to a particular  class, and realized and unrealized  gains,  are allocated to each class  proportionately  on a daily basis for  purposes of  determining  the net asset value of each class.  Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Fund currently offers three classes of shares.  Class A shares include a maximum front-end sales charge of 5.75% and a maximum deferred sales charge of 2% on the proceeds of Class A shares redeemed within 360 days.  Class A shares may be purchased without a front-end sales charge through certain third-party fund “supermarkets”.  Class C shares include a maximum deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase.  Class I shares include a maximum deferred sales charge of 2% on the proceeds of Class I shares redeemed within 90 days of purchase.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S.  dollars based on the exchange rates at the end of the period.  The cost of such holdings is determined using historical exchange rates.  Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.  Such fluctuations are included with the net realized and unrealized gains and losses from investments.  Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Third Millennium Investment Advisors LLC (“TMIA”) provides investment services for an annual fee of 1.75% of the first $125 million of average daily net assets; 1.50% on assets in excess of $125 million and not more than $250 million; and, 1.25% on assets over $250 million of average daily net assets of the Fund.   TMIA has contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 2.75% for Class A; 3.50% for Class C and 2.50% for Class I, of average daily net assets, respectively, through November 30, 2011. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund’s business (“extraordinary expenses”).  For the year ended August 31, 2011, the Advisor earned fees of $878,638, of which $137,707 were waived.

TMIA will be entitled to reimbursement of fees waived or remitted by TMIA to the Fund.  The total amount of reimbursement recoverable by the TMIA is the sum of all fees previously waived or remitted by TMIA to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to TMIA with respect to any waivers, reductions, and payments made with respect to the Fund.  The total amount of recoverable reimbursements as of August 31, 2011 was $909,382 and expire as follows:

Year Expiring                                                                Amount
August 31, 2012                                                                $ 133,454
August 31, 2013                                                                    133,567
August 31, 2014                                                                    242,545
August 31, 2015                                                                    262,109
August 31, 2016                                                                   137,707                                                 $ 909,382

FDCC acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares.  Underwriting commissions and fees received by FDCC in connection with the distribution of the Fund’s shares for the year ended August 31, 2011 were $942.  In addition, FDCC receives a deferred sales charge (“DSC”) of 2% for certain Fund share redemptions occurring within two years of purchase.  Shares redeemed subject to a DSC will receive a lower redemption value per share.  For the year ended August 31, 2011, the DSC for Fund shares redeemed was $5,137.

The Fund’s Class A and Class C shares have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act.  For Class A shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the Fund’s Class A’s average daily net assets.  For Class C shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of Class C’s average daily net assets, of which 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees.  The fees are paid to the Distributor as reimbursement for expenses incurred for distribution-related activity.  For the year ended August 31, 2011, $79,850 was incurred in Class A distribution fees and $16,742 was incurred in Class C distribution and shareholder servicing fees.

Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services.  For such administrative services, CSS receives 0.20% of average daily net assets.  CSS earned $114,049 for its services for the year ended August 31, 2011.   Additionally, the Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis.  Of the $35,000 of filing and registration fees expense incurred and the $11,305 of shareholder servicing and reports expense incurred, CSS received $9,225 and $ -, respectively, for these services.

Commonwealth Fund Services, Inc. ("CFSI") is the Fund's Transfer and Dividend Disbursing Agent.  CFSI earned $112,795 for its services for the year ended August 31, 2011.

Certain officers and/or an interested director of the Fund are also officers, principals and/or director of TMIA, CSS, FDCC and CFSI.

NOTE 3 – INVESTMENTS/CUSTODY

The cost of purchases and proceeds from sales of securities other than short-term notes for the year ended August 31, 2010, were $25,678,385 and $43,089,787, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses.

The tax character of distributions paid during the year ended August 31, 2011 and the year ended August 31, 2010, respectively, was as follows:

      Year ended                                                Year ended
  August 31, 2011                                           August 31, 2010
Distributions paid from:
Ordinary income                                           $           -                                           $           -
           Long term capital gains                                                        -                                                    457,983 $            - $      457,983

As of August 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income (loss)                    $         -
Other accumulated gain (loss)                                                                                      (20,909,458)
Unrealized appreciation (depreciation)
 of investments and foreign currency transactions                  2,294,565
                                                                                             $  (18,614,893)

As of August 31, 2011, the Fund has a capital loss carrforward of $20,909,458 available to offset future capital gains, if any.  To the extent that this carryforward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders.  This carryforward will expire in 2018.

As of August 31, 2011, cost for Federal Income tax purpose is $33,858,660 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                                                                     $      5,372,278
Gross unrealized depreciation                                                                                            (3,086,792)
Net unrealized appreciation (depreciation)             $      2,285,486

NOTE 5 – CAPITAL STOCK TRANSACTIONS

	Class A Shares Year ended August 31, 2011		Class C Shares Year ended August 31, 2011		Class I Shares Year ended August 31, 2011
	Shares	Value	Shares	Value	Shares	Value
Shares sold	227,065	$5,471,542	5,307	$ 113,881	137,586	$ 3,385,324
Shares reinvested	-	-	-	-	-	-
Shares redeemed	(652,310)	(14,999,828)	(27,158)	(571,501)	(438,307)	(11,055,132)
Net increase (decrease)	(425,245)	$(9,528,286)	(21,851)	$(457,620)	(300,721)	$(7,669,808)

	Class A Shares Year ended August 31, 2010		Class C Shares Year ended August 31, 2010		Class I Shares Year ended August 31, 2010
	Shares	Value	Shares	Value	Shares	Value
Shares sold	758,400	$14,502,424	14,801	$ 266,284	305,428	$ 6,390,503
Shares reinvested	14,150	272,918	822	14,289	4,773	97,327
Shares redeemed	(1,132,900)	(22,107,731)	(32,059)	(554,177)	(590,697)	(12,501,368)
Net increase (decrease)	(360,350)	$(7,332,389)	(16,436)	$(273,604)	(280,496)	$(6,013,538)

NOTE 6 – INVESTMENT IN AFFILIATES AND RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.  A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies.  A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities.  In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities.  Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.  As of August 31, 2011, the Fund was invested in the following restricted securities:

Security	Acquisition Date	Cost	Balance of Shares Held 008/31/11	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held 08/31/11	Value 08/31/11	Income From Investments In Affiliated Issuers Included in Total Income
AU Energy	06/03/09- 07/08/10	$2,523,464	7,776	$ -	$ -	7,776	$2,370,732	$ -
DataArt Enterprises, Inc.	02/19/08	$ 564,891	53,282	$ -	$ -	53,282	$ 519,500	$ -
AU Energy Warrants Expires 12/31/11	12/04/10			$ -	$ -	720	$ -	$ -
AU Energy Warrants Expires 12/31/11	12/03/10			$ -	$ -	300	$ -	$ -
AU Energy Loan, 7% 3/15/12	03/04/11			$125,000	$ -	125,000	$125,000	$ -
AU Energy Loan, 7% 12/31/49	12/03/10			$300,000	$ -	300,000	$300,000	$ -

NOTE 7 – IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS

In January 2010, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about purchases, sales, issuances and settlements on a gross basis relating to Level 3 measurements. This disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements’ in GAAP and the International Financial Reporting Standards (“IFRSs’). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

NOTE 8 – SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effect of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be evaluated.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
World Funds, Inc.
Richmond, Virginia

We have audited the accompanying statement of assets and liabilities of the Third Millennium Russia Fund, a series of The World Funds, Inc., including the schedule of investments as of August 31, 2011, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of August 31, 2011, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the Third Millennium Russia Fund as of August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
October 27, 2011

SUPPLEMENTAL INFORMATION (unaudited)
The World Funds, Inc. (the “Company”)

Information pertaining to the directors and officers of the Fund is set forth below. The names, addresses and birth years of the directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below.  The directors who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Company, are noted with an asterisk (*). The Statement of Additional Information (the “SAI”) includes additional information about the directors and is available without charge upon request by calling, toll-free, (800) 527-9525.

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past Five (5) Years	Other Directorships by Directors and Number of Funds in the Complex Overseen
Interested Directors:
* John Pasco, III (1) 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1945)	Chairman, Director and Treasurer since May, 1997	4
President, Treasurer and Director of Commonwealth Shareholder Services, Inc. (“CSS”), the Trust's Administrator, since 1985; President and Director of First Dominion Capital Corp. (“FDCC”), the Trust's underwriter; President and Director of Commonwealth Fund Services, Inc (“CFSI”), the Trust's Transfer and Disbursing Agent, since 1987; President and Treasurer of Commonwealth Capital Management, LLC ("CCM"), investment adviser to the Commonwealth Small Cap Fund and the Frantzen Growth and Income Fund, since 1983; President and Director of Commonwealth Fund Accounting, Inc. ("CFA"), which provides bookkeeping services to the Trust; Chairman, Trustee and President of World Insurance  Trust, a registered investment company, from May, 2002 to December 2009; and Chairman, Director and President of The World Funds, Inc., a registered investment company, since 1997.  Mr. Pasco is a Certified Public Accountant.
				World Funds Trust – 3 Funds; American Growth Fund, Inc. – 1 Fund.
Non-Interested Directors:
Samuel Boyd, Jr. 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1940)	Director since May, 1997	4
Retired.  Manager of the Customer Services Operations and Accounting Division of the Potomac Electric Power Company from August,1978 until April, 2005;  a Trustee of The World Insurance Trust, a registered investment company, since May,  2002; a Trustee of Satuit Capital Management Trust, a registered investment company, since October, 2002 and a Trustee of Janus Advisors Series Trust,  a registered investment  company,  from  2003 to 2005.
				Satuit Capital Management Trust — 1 Fund;
William E. Poist 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1939)	Director since May, 1997	4
Financial and Tax Consultant through his firm Management Funds Consulting for  Professionals  since 1974; a Trustee of Satuit  Capital Management Trust, a registered investment company, since November, 2003; and a Trustee of The World Insurance Trust, a registered investment company, since May, 2002. Mr. Poist is a certified public accountant.
				Satuit Capital Management Trust — 1 Fund;
Paul M. Dickinson 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1947)	Director since May, 1997	4
President of Alfred J. Dickinson, Inc. Realtors since April, 1971; a Trustee of Satuit Capital Management Trust, a  registered investment company,  since November,  2003 and Trustee of The World Insurance Trust,  a registered investment company, since May, 2002.
				Satuit Capital Management Trust — 1 Fund;
Officers:
* Leland H. Faust 600 California Street 18th Floor San Francisco, CA 94108 (1946)	President of the CSI Equity Fund series since October, 1997	N/A	President of CSI Capital Management, Inc., a registered investment adviser, since 1978. Partner in the law firm Taylor & Faust since September, 1975.	N/A
Karen M. Shupe 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1964)	Secretary since 2005 and Treasurer since June, 2006	N/A	Managing Director, Commonwealth Shareholder Services, since 2003. Financial Reporting Manager, Commonwealth Shareholder Services, Inc. from 2001 to 2003.	N/A
David D. Jones, Esq. 395 Sawdust Road, Suite 2137 The Woodlands, TX 77380 (1957)	Chief Compliance Officer since June, 2008	N/A	Managing Member, Drake Compliance, LLC, a regulatory consulting firm, since 2004. Principal Attorney, David Jones & Assoc., P.C., a law firm, since 1998.	N/A

(1) Mr. Pasco is considered to be an “interested person” of the Company as that term is defined in the 1940 Act. Mr. Pasco is an interested person of the Company because: (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, which serves as the investment adviser to the Eastern European Equity Fund; (3) he is a managing member of Third Millennium Investment Advisors, LLC, which serves as the investment adviser to the Third Millennium Russia Fund; (4) he owns FDCC, the principal underwriter of the Company; and (5) he owns or controls several of the Company’s service providers, including Commonwealth Shareholder Services, Inc., the Company’s Administrator, Commonwealth Fund Accounting, pricing agent, and Commonwealth Fund Services, Inc., the Company’s Transfer and Disbursing Agent.

THIRD MILLENNIUM RUSSIA FUND
SUPPLEMENTAL INFORMATION (unaudited)
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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”.  These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.   The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THIRD MILLENNIUM RUSSIA FUND

FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 360 days of purchase of Class A shares and within two years of purchase of Class C shares and (2) ongoing costs, including management fees, distribution fees (12b-1) and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2011 and held for the six months ended August 31, 2011.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

CLASS A	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 through August 31, 2011
Actual	$1,000.00	$ 844.38	$12.78
Hypothetical (5% return before expenses)	$1,000.00	$1,011.25	$13.94

CLASS C	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 through August 31, 2011
Actual	$1,000.00	$ 840.43	$16.24
Hypothetical (5% return before expenses)	$1,000.00	$1,007.50	$17.71

CLASS I	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 through August 31, 2011
Actual	$1,000.00	$ 843.88	$11.62
Hypothetical (5% return before expenses)	$1,000.00	$1,012.50	$12.68
* - Expenses are equal to the Fund’s annualized expense ratio of 2.75% for Class A; 3.50% for Class C and 2.50% for Class I, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Adviser:

Third Millennium Investment Advisors LLC
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Auditors:

Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to Third Millennium Russia Fund’s Transfer Agent:

Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 527-9525, or visit us on the web at www.theworldfunds.com.

 ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     As of the end of the period covered by the report, the Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee and those persons (Samuel Boyd,
William E. Poist and Paul M. Dickinson) are "independent," as defined by this
Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $xx,xxx for 2011 and $ 35,250 for 2010.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2011 and
$0 for 2010.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $xxx for 2011 and $6,750 for 2010.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2011 and $0 for
2010.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     Pursuant to its charter,  the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit
Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the Third  Millennium  Russia Fund.

     (e)(2) The percentage of services described in each of paragraphs (b)
through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

     (b) NA

     (c)100%

     (d) NA

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2011 and $0 for 2010.

     (h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

        Schedule filed under Item 1 of the Form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-
         END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
         COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR
270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or
240.15d- 15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of
2002 are attached hereto.

     (a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of
2002 are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   The World Funds, Inc.

By (Signature and Title)*:      /s/John Pasco, III
                                --------------------
                                John Pasco, III
                                Chief Executive Officer
                                (principal executive officer)

Date:        November 09, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:      /s/John Pasco, III
                                -------------------
                                 John Pasco, III
                                Chief Executive Officer
                                (principal executive officer)

Date:         November 09, 2011

By (Signature and Title)*:      /s/Karen Shupe
                                -------------------
                                 Karen Shupe
                                 Chief Financial Officer
                                (principal financial officer)

Date:         November 09, 2011

* Print the name and title of each signing officer under his or her signature.